Capital Management (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Capital
The following table summarizes the capital of the Company:

	As at March 31,
	2022		2022	2021
	(In millions)
Equity*	US$	5,418.3	Rs.410,673.3	Rs.430,135.5
Short-term borrowings and current portion of long-term debt		5,530.6	419,178.7	427,917.4
Long-term debt		12,896.9	977,483.5	931,019.7

Total debt		18,427.5	1,396,662.2	1,358,937.1

Total capital (Debt + Equity)	US$	23,845.8	Rs.1,807,335.5	Rs.1,789,072.6

*	Details of equity :

	As at March 31,
	2022		2022	2021
	(In millions)
Total equity as reported in balance sheet	US$	5,812.7	Rs.440,564.6	Rs.519,135.8
Currency translation reserve attributable to
- Shareholders of Tata Motors Limited		(1,168.5)	(88,560.6)	(89,692.0)
- Non-controlling interests		(3.5)	(265.4)	(536.5)
Hedging reserve		789.0	59,799.0	1,222.1
Cost of hedge reserve		(11.4)	(864.3)	6.1

Equity as reported above	US$	5,418.3	Rs.410,673.3	Rs.430,135.5